Debt - Additional Information (Detail) $ in Thousands		1 Months Ended	2 Months Ended	11 Months Ended	12 Months Ended
	Jun. 03, 2013 USD ($)	Nov. 30, 2015	Dec. 31, 2015	Nov. 19, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2015 USD ($)	Feb. 19, 2013 USD ($) tranche	Nov. 30, 2012 USD ($)
Debt Instrument [Line Items]
Long-term debt				$ 1,035,641	$ 1,039,335
Long-term debt					1,039,335
Predecessor
Debt Instrument [Line Items]
Long-term debt				969,158
Payments on long-term debt				$ 1,136,478		$ 146,473	$ 110,832
Gain on debt extinguishment							36,233
Long-term debt						$ 3,043,967
2017 Senior Secured Notes | Predecessor
Debt Instrument [Line Items]
Debt instrument, interest rate										7.25%
Debt repurchase face amount							$ 60,600
Long-term debt face amount										$ 500,000
SSCF
Debt Instrument [Line Items]
Quarterly amortization payments					$ 39,900
SSCF | Predecessor
Debt Instrument [Line Items]
Long-term debt								$ 985,000
Number of tranches of term loan | tranche									2
Number of sub-tranches | tranche									2
Senior Secured Credit Facility Commercial Tranche | Predecessor
Debt Instrument [Line Items]
Long-term debt									$ 492,500
Senior Secured Credit Facility Commercial Tranche | Predecessor | LIBOR
Debt Instrument [Line Items]
Applicable margin rate		3.75%
Senior Secured Credit Facility GIEK Tranche | Predecessor
Debt Instrument [Line Items]
Long-term debt								$ 492,500
Senior Secured Credit Facility GIEK Tranche, EKN Sub-Tranche | Predecessor
Debt Instrument [Line Items]
Debt instrument, interest rate		2.37%
Long-term debt									246,300
Guarantee fee rate			2.00%
Senior Secured Credit Facility GIEK Tranche, EKN Sub-Tranche | Predecessor | LIBOR
Debt Instrument [Line Items]
Applicable margin rate		1.50%
Senior Secured Credit Facility GIEK Tranche, Bank Sub-Tranche
Debt Instrument [Line Items]
Guarantee fee rate					2.00%
Senior Secured Credit Facility GIEK Tranche, Bank Sub-Tranche | Predecessor
Debt Instrument [Line Items]
Long-term debt									$ 246,300
Senior Secured Credit Facility GIEK Tranche, Bank Sub-Tranche | Predecessor | LIBOR
Debt Instrument [Line Items]
Applicable margin rate		1.50%
2020 Senior Secured Notes | Predecessor
Debt Instrument [Line Items]
Debt instrument, interest rate	5.375%
Long-term debt face amount	$ 750,000
2018 Senior Secured Term Loan B
Debt Instrument [Line Items]
Debt payment frequency					Quarterly
Quarterly amortization payments					$ 1,900
2018 Senior Secured Term Loan B | Predecessor
Debt Instrument [Line Items]
Long-term debt face amount	$ 750,000
2018 Senior Secured Term Loan B | Predecessor | LIBOR
Debt Instrument [Line Items]
Applicable margin rate	3.50%
LIBOR floor	1.00%
2018 Senior Secured Term Loan B | Predecessor | Federal Funds Rate
Debt Instrument [Line Items]
Applicable margin rate	0.50%
2018 Senior Secured Term Loan B | Predecessor | One Month LIBOR
Debt Instrument [Line Items]
Applicable margin rate	2.50%
Variable rate percentage added to margin	1.00%
2013 Revolving Credit Facility
Debt Instrument [Line Items]
Debt payment frequency					quarterly
Maximum borrowing capacity					$ 475,000
2013 Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable rate percentage added to margin					1.00%
2013 Revolving Credit Facility | Federal Funds Rate
Debt Instrument [Line Items]
Applicable margin rate					0.50%
2013 Revolving Credit Facility | Predecessor
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 500,000
2013 Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Undrawn commitments fee, percentage					1.30%
2013 Revolving Credit Facility | Minimum | One Month LIBOR
Debt Instrument [Line Items]
Applicable margin rate					2.25%
2013 Revolving Credit Facility | Minimum | Predecessor | LIBOR
Debt Instrument [Line Items]
Applicable margin rate			3.25%
2013 Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Undrawn commitments fee, percentage					1.50%
2013 Revolving Credit Facility | Maximum | One Month LIBOR
Debt Instrument [Line Items]
Applicable margin rate					2.75%
2013 Revolving Credit Facility | Maximum | Predecessor | LIBOR
Debt Instrument [Line Items]
Applicable margin rate			3.75%
Letter Of Credit | LIBOR
Debt Instrument [Line Items]
Applicable margin difference					1.00%
Letter Of Credit | Predecessor
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 300,000
Two Thousand Thirteen Revolving Credit Facility Loans
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 475,000